DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated operations) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expenses
Net loss from discontinued operations after income tax expense	$ (8,080)	$ (212,813)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Expenses
Selling, general and administrative expenses	10,229	331,754
Other expenses	0	(50,316)
Net loss from discontinued operations before income tax expense	(10,229)	(281,438)
Income tax expense	2,149	68,625
Net loss from discontinued operations after income tax expense	$ (8,080)	$ (212,813)